Defined benefit plans (Detail 4.3) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Net defined benefit asset / (liability)	$ (105)	$ (94)
Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	19,106	15,717
Defined benefit obligation from unfunded plans	394	363
Surplus / (deficit)	3,570	4,404
Net defined benefit asset / (liability)	(15)	(14)
Swiss defined benefit plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	15,748	12,539
Defined benefit obligation from unfunded plans	0	0
Plan assets	19,333	16,957
Surplus / (deficit)	3,585	4,418
Net defined benefit asset / (liability)	0	0
UK defined benefit plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	2,379	2,166
Defined benefit obligation from unfunded plans	0	0
Plan assets	2,720	2,488
Surplus / (deficit)	341	321
Net defined benefit asset / (liability)	341	321
US and German defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	979	1,011
Defined benefit obligation from unfunded plans	394	363
Plan assets	1,017	1,039
Surplus / (deficit)	(356)	(335)
Net defined benefit asset / (liability)	$ (356)	$ (335)